DEBT	12 Months Ended
Dec. 31, 2023
DEBT
DEBT

13.DEBT

	Credit Facility	Revolving Facility	Fresnillo obligation	Total
	note 13(a)	note 13(b)	note 13(c)
At December 31, 2023
Current	$—	$—	$—	$—
Non-current	—	88,350	—	88,350
Total	$—	$88,350	$—	$88,350

At December 31, 2022
Current	$22,200	$—	$22,800	$45,000
Non-current	100,795	—	—	100,795
Total	$122,995	$—	$22,800	$145,795

(a)	CREDIT FACILITY

In April 2022, the Company entered into a credit facility (the “Credit Facility”) consisting of a $100 million term facility and a $50 million revolving facility through a syndicate of lenders. The Credit Facility consisted of two parts, namely (1) a $100 million term facility with a five-year term, repayable in 18 equal quarterly instalments, and (2) a $50 million revolving facility. The revolving portion of the Credit Facility had a three-year term. The Company used a portion of the proceeds of the Credit Facility to repay the Camino Rojo project loan in full. The remaining Camino Rojo project loan unamortized transaction costs of $10.7 million and the early repayment premium of $2.5 million were expensed.

In August 2023, the term facility was extinguished in its entirety and the amounts due thereunder were transferred to a new $150 million revolving facility (the “Revolving Facility”) (note 13(b)). As a result of this change in the Company’s debt, we wrote off $1.1 million of unamortized transaction costs of the Credit Facility and expensed $0.5 million in additional costs and fees.

	Year ended December 31
	2023	2022
At January 1	$122,995	$—
Advances received during the year	—	130,000
Transaction costs paid, accreted over the life	—	(1,866)
Interest expensed during the year (note 7(a))	6,030	4,903
Accretion during the year (note 7(b))	369	387
Interest paid during the year	(6,030)	(4,879)
Principal repayments during the year	(11,100)	(5,550)
Converted from Credit Facility to Revolving Facility (note (b))	(113,350)	—
Unamortized transaction costs expensed upon conversion to Revolving Facility	1,086	—
At December 31	$—	$122,995

Current	$—	$22,200
Non-current	—	100,795
At December 31	$—	$122,995

(b)	REVOLVING FACILITY

	Year ended December 31
	2023	2022
At January 1	$—	$—
Converted from Credit Facility to Revolving Facility (note (a))	113,350	—
Interest expensed during the year (note 7(a))	2,736	—
Interest paid during the year	(2,736)	—
Principal repayments during the year	(25,000)	—
At December 31	$88,350	$—

Current	$—	$—
Non-current	88,350	—
At December 31	$88,350	$—

The Revolving Facility has a four-year term maturing on August 28, 2027, with an option to increase this facility to $200 million, subject to certain conditions.

The applicable interest rate for the Revolving Facility is based on the term Secured Overnight Financing Rate (“SOFR”) plus an applicable margin ranging from 2.50% to 3.75% based on the Company’s leverage ratio at the end of each fiscal quarter. The average interest rate paid on the Revolving Facility during 2023 was 7.9% per annum (2022 – not applicable).

A standby fee is payable on the undrawn portion of the Revolving Facility. The standby fee is charged at 0.56% to 0.84% depending on the leverage ratio. At December 31, 2023, the undrawn amount was $61.7 million.

We may prepay all or any portion of the amounts owed under the Revolving Facility without penalty.

The Revolving Facility is secured by the Company’s present and future assets, property and all proceeds thereof, other than present and future assets owned by Minera Cerro Quema which is excluded from the collateral. The Company is prohibited from declaring, paying or setting aside for payment any dividends unless certain financial covenants and ratios are met.

The Revolving Facility includes covenants customary for a facility of this nature, including compliance with customary restrictive covenants, and the following financial covenants all as defined in the related agreements:

●	maintaining a leverage ratio at less than or equal to 3.50,
●	an interest service coverage ratio at greater than or equal to 4,
●	a tangible net worth greater than or equal to $278.6 million, and
●	minimum liquidity in an amount greater than or equal to $15 million.

As at December 31, 2023, the Company was in compliance with all covenants.

(c)	FRESNILLO OBLIGATION

Pursuant to the terms of the Layback Agreement, we agreed to pay Fresnillo total cash consideration of $62.8 million in three payments as follows: (i) $25.0 million upon closing of the transaction; (ii) $15.0 million on December 1, 2022; and (iii) $22.8 million on December 1, 2023. Each of these payments was made, and at December 31, 2023 no amounts were outstanding under this obligation (December 31, 2022 – $22.8 million).

The amounts payable bore interest at 5% per annum, payable quarterly. To March 31, 2022, we capitalized the interest on this loan to “Mineral properties”. On April 1, 2022, we commenced commercial production at the Camino Rojo Oxide Gold Mine and began to expense the interest on this obligation.

	Year ended December 31
	2023	2022
At January 1	$22,800	$37,800
Interest capitalized during the year	—	473
Interest expensed during the year (note 7(a))	1,064	1,383
Interest paid during the year	(1,064)	(1,856)
Principal repayments during the year	(22,800)	(15,000)
At December 31	$—	$22,800

Current	$—	$22,800
Non-current	—	—
At December 31	$—	$22,800